5. NOTES PAYABLE (Details Narrative) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Notes Payable Details Narrative
Principal	$ 9,952,176	$ 7,219,947	$ 1,470,589
Unamortized debt discount	$ 180,355	$ 300,592	$ 460,908